FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Financial investments	R$ 372,397	R$ 860,591
Trade receivables, net	66,464	181,262
Derivative transactions	494	152,967
Trading securities	2,598	2,947
Total Assets	441,953	1,197,767
Current
Derivative financial instruments	67,304
Non-current
Derivative transactions	153,507	157,857
Total Liabilities	220,811	157,857
Level 1 of fair value hierarchy [member]
Current
Financial investments	372,397	860,591
Trade receivables, net	66,464	181,262
Trading securities	2,598	2,947
Total Assets	441,459	1,044,800
Level 2 of fair value hierarchy [member]
Current
Derivative transactions	494	152,967
Total Assets	494	152,967
Current
Derivative financial instruments	67,304
Non-current
Derivative transactions	153,507	157,857
Total Liabilities	R$ 220,811	R$ 157,857